ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,163,210	$ 444,677	¥ 2,732,331	$ 407,926	¥ 4,217,528
Restricted cash	43,144	6,065	44,439	6,635	239,093
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB61,140 (US$8,595) as of December 31, 2021 and September 30, 2022, respectively	2,566,969	360,859	2,872,904	428,913	3,570,975
Prepayments and other assets	1,734,108	243,779	1,694,048	252,914	1,687,021
Total current assets	10,038,958	1,411,257	10,321,276	1,540,925	12,412,816
Non-current assets:
Property and equipment, net	2,350,671	330,452	2,449,659	365,724	2,364,103
Intangible assets, net	1,045,399	146,960	1,086,514	162,212	1,169,767
Prepayments and other assets	39,899	5,609	22,437	3,350	29,066
Goodwill	4,605,724	647,462	4,605,724	687,616	4,625,115
Equity investments	241,094	33,892	271,146	40,481	207,166
Operating lease right-of-use assets	218,615	30,732	225,225	33,625	256,451
Total non-current assets	8,506,291	1,195,794	8,679,058	1,295,748	8,665,224
Total assets	18,545,249	2,607,051	19,000,334	2,836,673	21,078,040
Current liabilities
Accounts payable	2,454,610	345,064	2,409,134	359,674	2,938,632
Amounts due to related parties	851,851	119,751	826,042	123,325	836,435
Current operating lease liabilities	104,528	14,694	100,620	15,022	108,590
Total current liabilities	7,201,407	1,012,358	7,393,636	1,103,840	7,515,880
Non-current liabilities
Other liabilities	219,244	30,821	206,611	30,846	1,232,677
Non-current operating lease liabilities	139,594	19,624	138,433	20,668	158,289
Amounts due to related parties	488,020	68,605	354,392	52,909	472,882
Total non-current liabilities	1,032,714	145,177	891,440	133,088	2,069,737
Total liabilities	8,234,121	1,157,535	8,285,076	1,236,928	9,585,617
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	497,173	69,891	783,302	116,944	2,209,647
Restricted cash	16,170	2,273	18,271	2,729	89,704
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB61,140 (US$8,595) as of December 31, 2021 and September 30, 2022, respectively	2,144,817	301,514	2,419,642	361,243	3,170,860
Prepayments and other assets	948,865	133,389	914,962	136,600	907,350
Amounts due from related parties	345,406	48,556	337,212	50,344	184,137
Amounts due from subsidiaries of the Group	2,091,616	294,036	2,051,669	306,306	2,157,428
Total current assets	6,044,047	849,659	6,525,058	974,166	8,719,126
Non-current assets:
Property and equipment, net	2,169,005	304,915	2,246,421	335,382	2,157,093
Intangible assets, net	82,449	11,590	86,198	12,869	93,662
Prepayments and other assets	22,469	3,159	22,039	3,290	27,036
Goodwill	48,814	6,862	48,814	7,288	64,082
Equity investments	157,244	22,105	167,185	24,960	162,244
Amounts due from related parties	4,712	662	4,712	703	4,712
Operating lease right-of-use assets	143,069	20,112	145,496	21,722	184,908
Total non-current assets	2,627,762	369,405	2,720,865	406,214	2,693,737
Total assets	8,671,809	1,219,064	9,245,923	1,380,380	11,412,863
Current liabilities
Accounts payable	2,278,371	320,288	2,223,417	331,947	2,733,487
Accrued expenses and other liabilities	594,513	83,575	703,730	105,064	1,208,868
Short-term bank loans	1,017,045	142,974	1,246,126	186,042	1,348,166
Income tax payable			2,217	331	1,026
Amounts due to related parties	814,079	114,441	791,908	118,229	797,731
Current operating lease liabilities	61,386	8,630	59,432	8,873	70,672
Amounts due to subsidiaries of the Group	1,195,853	168,111	3,794,858	566,557	1,597,946
Total current liabilities	5,961,247	838,019	8,821,688	1,317,043	7,757,896
Non-current liabilities
Other liabilities	143,686	20,199	141,819	21,173	6,975
Non-current operating lease liabilities	101,080	14,210	97,927	14,620	121,057
Amounts due to related parties	488,020	68,605	354,392	52,909	472,882
Amounts due to subsidiaries of the Group	8,255,554	1,160,547	5,425,481	810,003	7,486,525
Total non-current liabilities	8,988,340	1,263,561	6,019,619	898,705	8,087,439
Total liabilities	¥ 14,949,587	$ 2,101,580	¥ 14,841,307	$ 2,215,748	¥ 15,845,335